Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,750,000
Previously Paid Amount	1,837.20
Total Fee Amount	3,045.58
Total Offset Amount
Net Fee	$ 1,208.38